Share-Based Compensation - Schedule of Share and Dividend Equivalent Share Award Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Value of share equivalents
Market price of Company's stock	$ 83.75	$ 55.07	$ 64.85
Phantom Stock and Performance Stock Units
Number of share equivalents
Balance at beginning of the period (in shares)	462,430	475,347	433,884
Granted (in shares)	215,745	167,573	146,166
Forfeited share equivalents (in shares)	(42,051)	(34,681)	(22,800)
Vested share equivalents (in shares)	(163,294)	(145,809)	(81,903)
Balance at end of the period (in shares)	472,830	462,430	475,347
Value of share equivalents
Balance at beginning of the period (in shares)	$ 25,466	$ 30,826	$ 27,270
Granted (in shares)	18,069	9,228	9,479
Forfeited share equivalents (in shares)	(3,522)	(1,910)	(1,479)
Vested share equivalents (in shares)	(8,509)	(9,288)	(5,512)
Balance at end of the period (in shares)	$ 39,600	$ 25,466	$ 30,826